Condensed Financial Statements of Parent Company - Balance Sheets (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,186,288,246	$ 317,982,437	¥ 278,458,413	$ 40,500,096	¥ 268,628	¥ 72,612
Prepayments and other current assets	120,365,506	17,506,437	14,728,734
Total current assets	2,626,073,906	381,946,608	466,207,742
Total assets	2,752,471,517	400,330,378	476,580,750
Non-current liabilities:
Other non-current liabilities	9,686,219	1,408,802
Total liabilities	1,144,301,882	166,431,806	311,246,070
Mezzanine equity:
Total mezzanine equity	96,936,855	14,098,880	273,894,691
Shareholders’ equity (deficit):
Additional paid-in capital	3,684,130,058	535,834,493	8,856,316
Accumulated other comprehensive income/(loss)	(16,428,875)	(2,389,481)	24,651
Accumulated deficit	(2,153,235,425)	(313,175,103)	(117,456,701)
Total shareholders’ equity (deficit)	1,511,232,780	219,799,692	(108,560,011)		¥ (11,191,017)	¥ (722,404)
Total liabilities, mezzanine equity and shareholders’ equity (deficit)	2,752,471,517	400,330,378	476,580,750
Series A Shares
Mezzanine equity:
Convertible redeemable preferred shares			210,478,110
Total mezzanine equity			210,478,110
Series A1 Shares
Mezzanine equity:
Convertible redeemable preferred shares			63,416,581
Total mezzanine equity			63,416,581
Class A Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares	16,292	2,370	3,758
Class B Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares	25,255	3,673	11,965
Parent Company
Current assets:
Cash and cash equivalents	2,023,415,810	294,293,624	267,125,417
Amounts due from related parties			25,168
Prepayments and other current assets	29,631,942	4,309,787
Total current assets	2,053,047,752	298,603,411	267,150,585
Total assets	2,053,047,752	298,603,411	267,150,585
Current liabilities
Accrued expenses and other current liabilities	5,558,005	808,378	3,150,000
Non-current liabilities:
Other non-current liabilities	9,686,219	1,408,802
Payables to subsidiaries and VIEs	523,296,223	76,110,279	98,665,905
Total liabilities	538,540,447	78,327,459	101,815,905
Commitments and contingencies
Mezzanine equity:
Total mezzanine equity			273,894,691
Shareholders’ equity (deficit):
Additional paid-in capital	3,684,130,058	535,834,493
Accumulated other comprehensive income/(loss)	(16,428,875)	(2,389,481)	24,651
Accumulated deficit	(2,153,235,425)	(313,175,103)	(108,600,385)
Total shareholders’ equity (deficit)	1,514,507,305	220,275,952	(108,560,011)
Total liabilities, mezzanine equity and shareholders’ equity (deficit)	2,053,047,752	298,603,411	267,150,585
Parent Company | Series A Shares
Mezzanine equity:
Convertible redeemable preferred shares			210,478,110
Parent Company | Series A1 Shares
Mezzanine equity:
Convertible redeemable preferred shares			63,416,581
Parent Company | Class A Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares	16,292	2,370	3,758
Parent Company | Class B Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares	¥ 25,255	$ 3,673	¥ 11,965